FAIR VALUE MEASUREMENT (Details)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Fair value measurement
Short-term investment	$ 819,143,272	¥ 5,443,944,270		¥ 8,235,785,516
China Eastern Airline
Fair value measurement
Available-for-sale investments		3,100,000,000
LY.com
Fair value measurement
Available-for-sale investments	263,000,000	1,700,000,000
Hanting
Fair value measurement
Available-for-sale investments	201,000,000	1,300,000,000
MakeMyTrip
Fair value measurement
Available-for-sale investments	180,000,000	1,200,000,000
eHi
Fair value measurement
Available-for-sale investments	98,000,000	654,000,000
Tuniu
Fair value measurement
Available-for-sale investments	35,000,000	233,000,000
Easy Go
Fair value measurement
Available-for-sale investments	33,000,000	217,000,000
Measured on recurring basis
Fair value measurement
Total	2,840,513,768	18,877,770,440	$ 2,608,508,915	16,897,399,041
Measured on recurring basis | China Eastern Airline
Fair value measurement
Available-for-sale investments	463,322,130	3,079,192,544
Measured on recurring basis | Tujia
Fair value measurement
Available-for-sale investments	444,093,550	2,951,401,321	444,093,550	2,876,749,196
Measured on recurring basis | eLong
Fair value measurement
Available-for-sale investments	270,485,100	1,797,616,926
Measured on recurring basis | LY.com
Fair value measurement
Available-for-sale investments	262,614,487	1,745,309,616	269,429,377	1,745,309,616
Measured on recurring basis | Hanting
Fair value measurement
Available-for-sale investments	200,815,335	1,334,598,638	172,316,421	1,116,231,309
Measured on recurring basis | MakeMyTrip
Fair value measurement
Available-for-sale investments	180,000,000	1,196,262,000
Measured on recurring basis | eHi
Fair value measurement
Available-for-sale investments	98,411,716	654,034,420	122,552,275	793,869,127
Measured on recurring basis | Tuniu
Fair value measurement
Available-for-sale investments	35,071,706	233,083,048	66,482,308	430,659,093
Measured on recurring basis | Easy Go
Fair value measurement
Available-for-sale investments	32,694,496	217,284,352	81,401,352	527,301,676
Measured on recurring basis | Others
Fair value measurement
Available-for-sale investments	33,861,976	225,043,305	48,896,665	316,742,816
Measured on recurring basis | Financial products
Fair value measurement
Short-term investment	791,935,934	5,263,127,021	1,225,263,112	7,937,009,389
Measured on recurring basis | Time deposits
Fair value measurement
Short-term investment	$ 27,207,338	180,817,249	$ 178,073,855	1,153,526,819
Measured on recurring basis | Level 1
Fair value measurement
Total		5,300,908,650		2,340,759,529
Measured on recurring basis | Level 1 | China Eastern Airline
Fair value measurement
Available-for-sale investments		3,079,192,544
Measured on recurring basis | Level 1 | Hanting
Fair value measurement
Available-for-sale investments		1,334,598,638		1,116,231,309
Measured on recurring basis | Level 1 | eHi
Fair value measurement
Available-for-sale investments		654,034,420		793,869,127
Measured on recurring basis | Level 1 | Tuniu
Fair value measurement
Available-for-sale investments		233,083,048		430,659,093
Measured on recurring basis | Level 2
Fair value measurement
Total		5,443,944,270		9,090,536,208
Measured on recurring basis | Level 2 | Financial products
Fair value measurement
Short-term investment		5,263,127,021		7,937,009,389
Measured on recurring basis | Level 2 | Time deposits
Fair value measurement
Short-term investment		180,817,249		1,153,526,819
Measured on recurring basis | Level 3
Fair value measurement
Total		8,132,917,520		5,466,103,304
Measured on recurring basis | Level 3 | Tujia
Fair value measurement
Available-for-sale investments		2,951,401,321		2,876,749,196
Measured on recurring basis | Level 3 | eLong
Fair value measurement
Available-for-sale investments		1,797,616,926
Measured on recurring basis | Level 3 | LY.com
Fair value measurement
Available-for-sale investments		1,745,309,616		1,745,309,616
Measured on recurring basis | Level 3 | MakeMyTrip
Fair value measurement
Available-for-sale investments		1,196,262,000
Measured on recurring basis | Level 3 | Easy Go
Fair value measurement
Available-for-sale investments		217,284,352		527,301,676
Measured on recurring basis | Level 3 | Others
Fair value measurement
Available-for-sale investments		¥ 225,043,305		¥ 316,742,816